COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.25

Client Name:
Client Project Name:	COLT 2024-INV3
Start - End Dates:	11/2/2023 - 6/12/2024
Deal Loan Count:	127

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER5518	Loan fails Homex Minimum Equity requirement	3
Credit	Credit/Mtg History	CRDCRMH123	No evidence of required debt payoff	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	3
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	2
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	2
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Property Valuations	Property	PRVAPROP871	Property Location unacceptable under guidelines	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Total				21

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